COMMITMENTS	9 Months Ended
Sep. 30, 2015
COMMITMENTS
COMMITMENTS

8. COMMITMENTS

Consulting Agreements

During August 2014, the Company entered into a 2-year consulting services agreement with an individual. Pursuant to the agreement, the individual will be paid $50,000 per year. In connection with the consulting services agreement, the individual assigned to the Company all of the assets owned by the individual related to the individual’s business operations being conducted through the name Gift Ya Now including, but not limited to, software code base, original design / creative elements, domain name and all strategic business relationships. The assets assigned to the Company had a fair value of $0.

On October 28, 2014, the Company entered into a consulting agreement with OTC Media, LLC (“OTC Media”) pursuant to which OTC Media provides us with investor and public relations services. The services may include public relations and direct mail campaigns. In connection therewith, we pay OTC Media a service fee equal to 20% of the cost of the campaigns together with reimbursement for the cost of the campaigns. The consulting agreement is in effect until December 31, 2015 and is subject to renewal.

On May 19, 2015, the Company entered into a twelve (12) month consulting agreement with VC Advisors (“VC”) pursuant to which VC provides us with financial consulting services on a non-exclusive basis. The services may be related to corporate finance matters, joint ventures and financial strategies. In connection therewith, we pay VC a service fee equal to $15,000 per month, payable in cash or common stock.

Associates, PLC (“SD Mitchell”) pursuant to which SD Mitchell advise us with certain legal, corporate and business operations and more specifically regarding to public filings and compliance with regard to the Company. In connection therewith, we pay SD Mitchell a service fee equal to $1,500 per month for the review of Form 10-K, Form 10-Q, Form 8-K’s and review of contractual agreements and we pay consultant in the amount of $200 per hour for assistance in preparation of contracts, correspondence, engaging in negotiations, as well as emails and telephone calls.

Employment Agreements

The Company signed an employment agreement with its Chief Financial Officer. Pursuant to the agreement, in the event the Chief Financial Officer is terminated without cause, the CFO will be entitled to receive all compensation, including any bonus payments, accrued through the date of termination together with all compensation, including bonus payments, earned through the severance period which is defined as a period of 18 months from termination if more than 18 months remain on the term of the employment agreement at the time of termination or as a period of 12 months from termination, if less than 18 months remain on the term of the employment agreement at the time of termination.